Note 15 - Interest and Finance Costs - Summary of Interest and Finance Costs (Details) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Sep. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest	$ 147	$ 5,724	$ 3,208	$ 503
Delos termination fee interest (Note 5)			3	101
Bank charges and loan commitment fees (including $16, $207 and $366, respectively, to related party)		440	262	26
Amortization and write-off of financing fees		1,640	163	538
Amortization of debt discount		7,500
Non-cash debt conversion expenses		842
Total		16,146	3,764	1,168
Less interest capitalized		(353)	(671)	(449)
Total		$ 15,793	$ 3,093	$ 719